Securities Available for Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Securities [Abstract]
Amortized cost and fair values of investment in securities available for sale

The amortized cost and fair values of the Company’s investment in securities available for sale follow:

	March 31, 2013
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$111,803	2,381	(108)	114,076
Collateralized mortgage obligations:
Government sponsored enterprise issued	25,682	410	—	26,092
Mortgage-related securities	137,485	2,791	(108)	140,168

Government sponsored enterprise bonds	10,000	21	—	10,021
Municipal securities	57,550	1,746	(567)	58,729
Other debt securities	5,000	136	—	5,136
Debt securities	72,550	1,903	(567)	73,886

Certificates of Deposit	6,370	51	(4)	6,417
	$216,405	4,745	(679)	220,471

	December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$116,813	2,349	(106)	119,056
Collateralized mortgage obligations:
Government sponsored enterprise issued	29,207	373	(1)	29,579
Mortgage-related securities	146,020	2,722	(107)	148,635

Government sponsored enterprise bonds	8,000	17	—	8,017
Municipal securities	35,493	2,043	(165)	37,371
Other debt securities	5,000	70	—	5,070
Debt securities	48,493	2,130	(165)	50,458

Certificates of Deposit	5,880	45	(1)	5,924
	$200,393	4,897	(273)	205,017

The amortized cost and fair values of the Company’s investment in securities follow:

	December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$116,813	2,349	(106)	119,056
Collateralized mortgage obligations
Government sponsored enterprise issued	29,207	373	(1)	29,579
Mortgage related securities	146,020	2,722	(107)	148,635

Government sponsored enterprise bonds	8,000	17	—	8,017
Municipal securities	35,493	2,043	(165)	37,371
Other debt securities	5,000	70	—	5,070
Debt securities	48,493	2,130	(165)	50,458

Certificates of Deposit	5,880	45	(1)	5,924
	$200,393	4,897	(273)	205,017

	December 31, 2011
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
	(In Thousands)
Mortgage-backed securities	$33,561	1,857	(1)	35,417
Collateralized mortgage obligations
Government sponsored enterprise issued	32,650	559	(13)	33,196
Private label issued	19,475	16	(1,040)	18,451
Mortgage related securities	85,686	2,432	(1,054)	87,064

Government sponsored enterprise bonds	71,210	152	(13)	71,349
Municipal securities	37,644	1,744	(320)	39,068
Other debt securities	5,000	118	—	5,118
Debt securities	113,854	2,014	(333)	115,535

Certificates of Deposit	3,920	2	(2)	3,920
	$203,460	4,448	(1,389)	206,519

Amortized cost and fair values of investment securities by contractual maturity

The amortized cost and fair values of investment securities by contractual maturity at March 31, 2013 are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Debt and other securities
Due within one year	$2,750	2,756
Due after one year through five years	24,726	25,737
Due after five years through ten years	20,248	20,155
Due after ten years	31,196	31,655
Mortgage-related securities	137,485	140,168
	$216,405	220,471

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because issuers or borrowers may have the right to prepay obligations with or without prepayment penalties.

	December 31, 2012
	Amortized
	cost	Fair value
	(In Thousands)
Debt securities:
Due within one year	$2,925	2,932
Due after one year through five years	22,354	23,376
Due after five years through ten years	10,239	10,288
Due after ten years	18,855	19,786
Mortgage-related securities	146,020	148,635
	$200,393	205,017

Total proceeds and gross gains and losses from sales of investment securities available for sale

Total proceeds and gross gains and losses from sales of investment securities available for sale for each of periods listed below.

	December 31,
	2012	2011	2010
	(In Thousands)
Gross gains	$522	53	136
Gross losses	—	—	(81)
Gains on sale of investment securities, net	$522	53	55

Proceeds from sales of investment securities	$30,089	3,230	20,733

Fair value and gross unrealized losses on securities available for sale and in a continuous unrealized loss position

Gross unrealized losses on securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	March 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	$8,012	(108)	—	—	8,012	(108)
Municipal securities	30,938	(477)	384	(90)	31,322	(567)
Certificates of Deposit	1,221	(4)	—	—	1,221	(4)
	$40,171	(589)	384	(90)	40,555	(679)

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	$19,382	(106)	—	—	19,382	(106)
Collateralized mortgage obligations:
Government sponsored enterprise issued	1,419	(1)	—	—	1,419	(1)
Municipal securities	9,009	(94)	398	(71)	9,407	(165)
Certificates of Deposit	244	(1)	—	—	244	(1)
	$30,054	(202)	398	(71)	30,452	(273)

Gross unrealized losses on securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	19,382	(106)	—	—	19,382	(106)
Collateralized mortgage obligations
Government sponsored enterprise issued	1,419	(1)	—	—	1,419	(1)
Municipal securities	9,009	(94)	398	(71)	9,407	(165)
Certificates of Deposit	244	(1)	—	—	244	(1)
	$30,054	(202)	398	(71)	30,452	(273)

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	loss	value	loss	value	loss
	(In Thousands)
Mortgage-backed securities	1,167	(1)	—	—	1,167	(1)
Collateralized mortgage obligations
Government sponsored enterprise issued	5,726	(13)	—	—	5,726	(13)
Private-label issue	—	—	15,408	(1,040)	15,408	(1,040)
Government sponsored enterprise bonds	12,487	(13)	—	—	12,487	(13)
Municipal securities	228	(87)	1,989	(233)	2,217	(320)
Certificates of Deposit	1,958	(2)	—	—	1,958	(2)
	$21,566	(116)	17,397	(1,273)	38,963	(1,389)

Change in other-than-temporary credit related impairment charges on collateralized mortgage obligations for which a portion of OTTI related to other factors was recognized in other comprehensive loss

The following table presents the change in other-than-temporary credit related impairment charges on securities available for sale for which a portion of the other-than-temporary impairments related to other factors was recognized in other comprehensive loss.

(In Thousands)
Credit-related impairments on securities as of December 31, 2011	$2,096
Credit-related impairments related to securites for which an other-than-temporary impairment was not previously recognized	100
Increase in credit-related impairments related to securities for which an other-than-temporary impairment was previously recognized	113
Reduction for sales of securities for which other-than-temporary was previously recognized	(2,209)
Credit-related impairments on securities as of December 31, 2012	100
Credit-related impairments related to securites for which an other-than-temporary impairment was not previously recognized	—
Increase in credit-related impairments related to securities for which an other-than-temporary impairment was previously recognized	—
Credit-related impairments on securities as of March 31, 2013	$100

In addition to the securities discussed above, during the year ended December 31, 2012, the Company identified two municipal securities that were deemed to be other-than-temporarily impaired.  Both securities were issued by a tax incremental district in a municipality located in Wisconsin.  During the year ended December 31, 2012, the Company received audited financial statements with respect to the municipal issuer that called into question the ability of the underlying taxing district that issued the securities to operate as a going concern.  During the year ended December 31, 2012, the Company’s analysis of these securities resulted in $100,000 in credit losses that were charged to earnings with respect to these two municipal securities.  As of December 31, 2012, these securities had a combined amortized cost of $215,000 and a combined estimated fair value of $237,000.  As of December 31, 2012, the Company had one municipal security which had been in an unrealized loss position for twelve months or longer.  This security was determined not to be other-than-temporarily impaired as of December 31, 2012.

The following table presents the change in other-than-temporary credit related impairment charges on collateralized mortgage obligations and municipal securities for which a portion of the other-than-temporary impairments related to other factors was recognized in other comprehensive loss.

(in thousands)
Credit related impairments on securities as of December 31, 2010	$1,640
Credit related impairments related to a security for which other-than-temporary impairment was not previously recognized	—
Increase in credit related impairments related to securities for which an other-than- temporary impairment was previously recognized	456
Credit related impairments on securities as of December 31, 2011	2,096
Credit related impairments related to a security for which other-than-temporary impairment was not previously recognized	100
Increase in credit related impairments related to securities for which an other-than- temporary impairment was previously recognized	113
Reduction for sales of securities for which other-than-temporary impairment was previously recognized	(2,209)
Credit related impairments on securities as of December 31, 2012	$100